Schedule of operating segments (Details) - USD ($) $ in Thousands		6 Months Ended				12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Revenue		$ 5,910	[1]	$ 8,733	[1]	$ 15,060	$ 22,448	$ 23,975
COVID-19 disruption				(3,554)
Other cost of sales	[1]	(5,373)		(8,814)
Cost of sales		(5,373)	[1]	(12,368)	[1]	(13,472)	(20,308)	(19,614)
Gross (loss)/profit		537	[1]	(3,635)	[1]	(2,262)	259	4,361
General and administrative expenses		(4,350)	[1]	(4,213)	[1]	(7,620)	(13,811)	(9,651)
Other gains/(losses)			[1]	26	[1]	30	(13)	769
Other income				300
Depreciation and amortization				(691)			(1,620)	(1,453)
Operating loss		(4,472)	[1]	(8,213)	[1]	(11,314)	(14,523)	(5,014)
Restructuring and other non-recurring costs		(1,261)	[1]	(112)	[1]	(2,084)	(443)	(2,877)
Finance income		7	[1]	1	[1]	1,156	173	2,176
Finance expense - net				(2,467)			(8,431)	(274)
Loss before income tax		(8,025)	[1]	(10,791)	[1]	(19,608)	(23,397)	(8,165)
Income tax		196	[1]	379	[1]	(540)	1,968	138
Loss from continuing operations		(7,828)	[1]	(10,412)	[1]	(20,148)	(21,429)	(8,027)
Cost of sales - non-recurring events			[1]	(3,554)	[1]	(3,850)	(1,881)
Other income							662	960
Assets		61,446				61,416	69,657	76,512
Liabilities		(65,486)				(57,670)	(48,042)	(36,094)
Net assets/(liabilities)						3,746	21,615	40,418
Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue							15,200	15,200
Aggregate continuing and discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue		5,910		8,733		15,060	37,616	40,411
Edenvale extreme weather
COVID-19 disruption				(3,554)
Other cost of sales		(5,373)		(8,814)
Cost of sales		(5,373)		(12,368)		(13,472)	(34,150)	(34,084)
Gross (loss)/profit		537		(3,635)		(2,262)	1,585	6,327
General and administrative expenses		(4,350)		(4,213)		(7,620)	(15,296)	(11,133)
Other gains/(losses)				(778)		(4,177)	(13)	769
Other income		46		300
Depreciation and amortization		(706)		(691)		(1,581)	(2,387)	(2,256)
Operating loss		(4,473)		(9,017)		(15,521)	(15,125)	(4,781)
Restructuring and other non-recurring costs		(1,261)		(112)		(2,084)	(443)	(2,880)
Finance income		7		1
Finance expense - net		(2,298)		(2,467)		(6,210)	(8,603)	(411)
Loss before income tax		(8,025)		(11,595)		(23,815)	(24,171)	(8,072)
Income tax		196		379		(540)	2,117	114
Loss from continuing operations		(7,828)		(11,216)		(24,355)	(22,054)	(7,958)
Cost of sales - non-recurring events						(3,850)	(1,881)
Other income						119	986	1,512
Critical power services segment [member]
IfrsStatementLineItems [Line Items]
Revenue		5,910		7,821		13,596	20,958	22,396
Edenvale extreme weather
COVID-19 disruption				(3,554)
Other cost of sales		(5,373)		(7,815)
Cost of sales		(5,373)		(11,369)		(11,900)	(18,804)	(18,322)
Gross (loss)/profit		537		(3,548)		(2,154)	273	4,074
General and administrative expenses		(661)		(687)		(1,390)	(1,568)	(1,522)
Other gains/(losses)							103	36
Other income		95		25
Depreciation and amortization		(364)		(345)		(895)	(1,165)	(1,099)
Operating loss		(394)		(4,555)		(4,389)	(1,695)	2,449
Restructuring and other non-recurring costs						(1)	45	(24)
Finance income		7		1
Finance expense - net		(1,894)		(2,595)		(6,841)	(7,470)	1,824
Loss before income tax		(2,281)		(7,149)		(11,231)	(9,120)	4,249
Income tax						(619)	1,349	(691)
Loss from continuing operations		(2,281)		(7,149)		(11,850)	(7,771)	3,558
Cost of sales - non-recurring events						(3,850)	(1,881)
Other income						50	662	960
Assets						18,034	30,878	35,604
Liabilities						(15,539)	(13,452)	(9,442)
Net assets/(liabilities)						2,495	17,426	26,162
Critical power services segment [member] | Discontinued operations [member]
IfrsStatementLineItems [Line Items]
Revenue							15,168	16,436
Other cost of sales
Cost of sales							(13,842)	(14,470)
Gross (loss)/profit							1,326	1,966
General and administrative expenses							(1,485)	(1,482)
Other gains/(losses)				(804)		(4,207)
Other income
Depreciation and amortization							(767)	(803)
Operating loss				(804)		(4,207)	(602)	233
Restructuring and other non-recurring costs								(3)
Finance income
Finance expense - net							(172)	(137)
Loss before income tax				(804)		(4,207)	(774)	93
Income tax							149	(24)
Loss from continuing operations				(804)		(4,207)	(625)	69
Cost of sales - non-recurring events
Other income							324	552
Electric vehicles segment [member]
IfrsStatementLineItems [Line Items]
Revenue				912		1,464	1,490	1,394
Other cost of sales				(999)
Cost of sales				(999)		(1,572)	(1,504)	(1,292)
Gross (loss)/profit				(87)		(108)	(14)	102
General and administrative expenses		(748)		(714)		(1,005)	(2,901)	(1,923)
Other gains/(losses)
Other income				275
Depreciation and amortization		(335)		(339)		(673)	(443)	(346)
Operating loss		(1,083)		(865)		(1,786)	(3,358)	(2,167)
Restructuring and other non-recurring costs				(30)		(214)	(429)	(631)
Finance income
Finance expense - net		(137)		(36)		936	(974)	(1)
Loss before income tax		(1,220)		(931)		(1,064)	(4,761)	(2,799)
Income tax		196		379		(40)	575	733
Loss from continuing operations		(1,024)		(552)		(1,104)	(4,186)	(2,066)
Cost of sales - non-recurring events
Other income
Assets						17,493	14,202	9,027
Liabilities						(7,564)	(4,528)	(2,093)
Net assets/(liabilities)						9,929	9,673	6,934
Solar development segment [member]
IfrsStatementLineItems [Line Items]
Revenue								185
Other cost of sales
Cost of sales
Gross (loss)/profit								185
General and administrative expenses		(30)		(136)		(297)	(80)	(1,309)
Other gains/(losses)							(139)	733
Other income
Depreciation and amortization								(4)
Operating loss		(30)		(136)		(228)	(219)	(395)
Restructuring and other non-recurring costs		(1,261)
Finance income
Finance expense - net				(34)		(34)		(24)
Loss before income tax		(1,291)		(170)		(262)	(219)	(419)
Income tax								96
Loss from continuing operations		(1,291)		(170)		(262)	(219)	(323)
Cost of sales - non-recurring events
Other income						69
Assets						12,726	22,505	24,693
Liabilities							(377)	(767)
Net assets/(liabilities)						12,726	22,128	23,926
Sustainable energy solutions segment [member]
IfrsStatementLineItems [Line Items]
Revenue
Other cost of sales
Cost of sales
Gross (loss)/profit
General and administrative expenses		(172)		(214)		(367)	(1,660)
Other gains/(losses)				26		30	23
Other income		(49)
Depreciation and amortization		(2)		(2)		(3)	(3)
Operating loss		(223)		(190)		(340)	(1,640)
Restructuring and other non-recurring costs
Finance income
Finance expense - net		(27)		146		(50)	23
Loss before income tax		(250)		(44)		(390)	(1,617)
Income tax						119	192
Loss from continuing operations		(250)		(44)		(271)	(1,425)
Cost of sales - non-recurring events
Other income
Assets						10,343	1,170
Liabilities						(645)	(485)
Net assets/(liabilities)						9,698	685
Corporate office segment [member]
IfrsStatementLineItems [Line Items]
Revenue
Other cost of sales
Cost of sales
Gross (loss)/profit
General and administrative expenses		(2,739)		(2,462)		(4,561)	(7,602)	(4,897)
Other gains/(losses)
Other income
Depreciation and amortization		(5)		(5)		(10)	(9)	(4)
Operating loss		(2,744)		(2,467)		(4,571)	(7,611)	(4,901)
Restructuring and other non-recurring costs				(82)		(1,869)	(59)	(2,222)
Finance income
Finance expense - net		(240)		52		(221)	(10)	(2,073)
Loss before income tax		(2,984)		(2,497)		(6,661)	(7,680)	(9,196)
Income tax							(148)
Loss from continuing operations		(2,984)		$ (2,497)		(6,661)	(7,828)	(9,196)
Cost of sales - non-recurring events
Other income
Assets						2,819	903	7,188
Liabilities						(33,921)	(29,200)	(23,792)
Net assets/(liabilities)						(31,102)	$ (28,297)	$ (16,604)
Total segment [member]
IfrsStatementLineItems [Line Items]
Revenue		5,910				15,060
Edenvale extreme weather
Other cost of sales		(5,373)
Cost of sales		(5,373)				(13,472)
Gross (loss)/profit		537				(2,262)
General and administrative expenses		(4,350)				(7,620)
Other gains/(losses)						30
Other income		46
Depreciation and amortization		(706)				(1,581)
Operating loss		(4,473)				(11,314)
Restructuring and other non-recurring costs		(1,261)				(2,084)
Finance income		7
Finance expense - net		(2,298)				(6,210)
Loss before income tax		(8,025)				(19,608)
Income tax		196				(540)
Loss from continuing operations		$ (7,828)				(20,148)
Cost of sales - non-recurring events						(3,850)
Other income						$ 119

[1]	Financials for continuing operations for both six months ended December 31, 2023, and six months ended December 31, 2022, up to the “Loss from continuing operations” line and for earnings per share.